SCHEDULE OF CONSOLIDATED BALANCE SHEETS (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 7,138,436	$ 9,559,298
Accounts receivable		36,295,683	28,379,548
Advance to suppliers		7,014,413	1,066,329
Prepaid expenses and other current assets, net		6,068,279	1,518,143
Total current assets		77,534,128	44,415,102
Non-current assets:
Property and equipment, net		18,215,748	3,043,272
Intangible assets, net		68,578,910	127,981,521
Right-of-use assets		3,910,184	1,965,772
Other non-current assets		2,247,507	1,162,119
Total non-current assets		124,843,256	268,151,264
Total assets		202,377,384	312,566,366
Current liabilities:
Short-term borrowings	[1]	38,795,458	10,550,327
Accounts payable		32,422,596	19,070,470
Deferred revenue		1,609,908	1,038,307
Operating lease liabilities, current		571,939	768,955
Total current liabilities		88,616,877	40,334,491
Non-current liabilities:
Total non-current liabilities:		18,544,047	29,808,523
Total liabilities		107,160,924	70,143,014
Related Party [Member]
Current assets:
Amounts due from related parties		318,001	896,177
Current liabilities:
Amount due to related parties-current		1,656,070	1,372,808
Non-current liabilities:
Amount due to a related party-non-current			131,017
VIE and VIE’s Subsidiaries [Member]
Current assets:
Cash and cash equivalents		186	436,302
Accounts receivable		7,286	1,182,352
Advance to suppliers		394,128	398,467
Prepaid expenses and other current assets, net		161,587	309,184
Total current assets		563,187	2,737,816
Non-current assets:
Property and equipment, net		4,633	73,076
Intangible assets, net		646,414	942,410
Right-of-use assets			379,083
Other non-current assets			638,106
Total non-current assets		651,047	2,032,675
Total assets		1,214,234	4,770,491
Current liabilities:
Short-term borrowings			1,372
Accounts payable		3,503	981,004
Accrued expenses and other liabilities		440	737,386
Deferred revenue		456,799	670,064
Operating lease liabilities, current			265,623
Amounts due to subsidiaries of the Group		3,364,617	3,822,831
Total current liabilities		3,825,359	6,492,640
Non-current liabilities:
Total non-current liabilities:			58,996
Total liabilities		3,825,359	6,551,636
VIE and VIE’s Subsidiaries [Member] | Related Party [Member]
Current assets:
Amounts due from related parties			411,511
Current liabilities:
Amount due to related parties-current			14,360
Non-current liabilities:
Amount due to a related party-non-current			$ 58,996

[1]	The principal of the loan is RMB30,000,000 (approximately $4,289,943). The loan is pledged by existing and potential account receivables of Wuhan ESVF, Shenzhen VF and Xinghui Culture due from Tengjing Sports Culture Development (Shanghai) Co., Ltd., Shenzhen Tencent Computer Systems Co., Ltd., Tencent Technology (Chengdu) Co., Ltd., Tencent Technology (Shenzhen) Co., Ltd and guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou.